Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Medical Premiums [Abstract]
Total premiums and fees									$ 19,089	$ 18,393	$ 16,041
Mail order pharmacy revenues									1,447	1,420	1,282
Other revenues									244	254	116
Net investment income									1,146	1,105	1,014
Total revenues	5,460	5,610	5,507	5,411	5,427	5,264	5,352	5,204	21,988	21,247	18,410
Total taxes									615	519	559
Segment income from continuing operations									1,219	1,229	1,317
Realized Investment Gains Losses From Continuing Operations [Abstract]
Total realized investment losses									62	75	(43)
Less income taxes (benefits)									21	25	(17)
Realized investment gains (losses) from continuing operations, net of taxes and noncontrolling interest									41	50	(26)
Shareholders' income from continuing operations									1,260	1,279	1,291
Segment Information Text Details [Abstract]
Income Loss From Continuing Operations Before Income Taxes Foreign Percentage									15.00%	13.00%	9.00%
Medicare Part D Fees									61	57	41
South Korean Percentage Of International Segment's Revenues									31.00%	32.00%
South Korean Percentage Of International Segment's Earnings									50.00%	53.00%
Medical [Member]
Revenues By Product [Line Items]
Premiums and fees, mail order pharmacy revenues and other revenues									14,568	14,253	12,089
Disability [Member]
Revenues By Product [Line Items]
Premiums and fees, mail order pharmacy revenues and other revenues									1,280	1,162	1,063
Life Accident And Health [Member]
Revenues By Product [Line Items]
Premiums and fees, mail order pharmacy revenues and other revenues									3,103	2,839	2,748
Mail Order Pharmacy [Member]
Revenues By Product [Line Items]
Premiums and fees, mail order pharmacy revenues and other revenues									1,447	1,420	1,282
Other Products [Member]
Revenues By Product [Line Items]
Premiums and fees, mail order pharmacy revenues and other revenues									382	393	257
Health Care Segment [Member]
Medical Premiums [Abstract]
Guaranteed cost									4,176	3,929	3,380
Experience-rated									1,934	1,823	1,699
Stop loss									1,451	1,287	1,274
Dental									894	804	731
Medicare	489				1,470				489	1,470	595
Medicare Part D									624	558	342
Other									600	543	515
Total medical									10,168	10,414	8,536
Life and other non-medical									77	103	179
Total premiums									10,245	10,517	8,715
Fees									2,936	2,802	2,669
Total premiums and fees									13,181	13,319	11,384
Mail order pharmacy revenues									1,447	1,420	1,282
Other revenues									234	266	262
Net investment income									274	243	181
Total revenues									15,136	15,248	13,109
Total taxes									556	476	399
Segment income from continuing operations									991	861	731
Disability And Life Segment [Member]
Medical Premiums [Abstract]
Life									1,256	1,238	1,301
Disability									1,268	1,167	1,057
Other									256	262	276
Total premiums and fees									2,780	2,667	2,634
Other revenues									0	123	113
Net investment income									267	261	244
Total revenues									3,047	3,051	2,991
Total taxes									109	120	109
Segment income from continuing operations									287	291	284
International Segment [Member]
Medical Premiums [Abstract]
Health Care									1,464	1,037	884
Supplemental Health, Life and Accident									1,526	1,231	998
Total premiums and fees									2,990	2,268	1,882
Other revenues									17	25	18
Net investment income									96	82	69
Total revenues									3,103	2,375	1,969
Total taxes									100	93	35
Segment income from continuing operations									219	177	173
Realized Investment Gains Losses From Continuing Operations [Abstract]
Equity in income of investees									8	10	8
Revenues By Product [Line Items]
Premiums and fees, mail order pharmacy revenues and other revenues									3,007	2,293	1,900
Run Off Reinsurance Segment [Member]
Medical Premiums [Abstract]
Total premiums and fees									20	(133)	(254)
Net investment income									103	114	113
Total revenues									123	(19)	(141)
Total taxes									(99)	(136)	93
Segment income from continuing operations									(183)	26	185
Other Operations Segment [Member]
Medical Premiums [Abstract]
Total premiums and fees									169	174	176
Net investment income									400	404	407
Total revenues									569	578	583
Total taxes									29	39	31
Segment income from continuing operations									89	85	86
Corporate Segment [Member]
Medical Premiums [Abstract]
Other revenues									(58)	(62)	(58)
Net investment income									6	1	0
Total revenues									(52)	(61)	(58)
Total taxes									(101)	(98)	(91)
Segment income from continuing operations									(184)	(211)	(142)
Total Segment Reporting [Member]
Medical Premiums [Abstract]
Total taxes									$ 615	$ 519	$ 559